Investment Properties - Reconciliation of Net Book Value of Investment Properties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Changes In Investment Property [Abstract]
Net book value at January 1	$ 720	$ 763
Depreciation (included in administrative expenses)	(33)	(35)
Exchange difference	43	(8)
Net book value at December 31	$ 730	$ 720